Exhibit 99.2

CHASE ISSUANCE TRUST

Asset Pool One Monthly Servicer’s Certificate

Monthly Period: March 2016

1.	Capitalized terms used in this certificate have their respective meanings set forth in the Fourth Amended and Restated Indenture, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Indenture”), and the Third Amended and Restated Asset Pool One Supplement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “Asset Pool One Supplement”), each between the Chase Issuance Trust and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent.

2.	As of the date hereof, Chase Bank USA, National Association is the Servicer and Administrator under the Transfor and Servicing Agreement and Chase Card Funding LLC is the Transferor.

3.	The undersigned is a Servicing Officer.

4.	Collateral of Asset Pool One

		Beginning Balance	Ending Balance
	Principal Receivables	38,286,810,788.62	37,902,844,692.99
	Excess Funding Amount	0.00	0.00

	TOTAL	38,286,810,788.62	37,902,844,692.99

5a.	The Nominal Liquidation Amount of all Asset Pool One Notes as of the last day of the related Monthly Period

	CHASEseries		31,920,000,000.00

	TOTAL		31,920,000,000.00

5b.	Asset Pool One Transferor Amount for the related Monthly Period		5,982,844,692.99

5c.	Asset Pool One Required Transferor Amount for the related Monthly Period		1,895,142,234.65

5d.	Asset Pool One Pool Balance for the related Monthly Period		37,902,844,692.99

5e.	Asset Pool One Minimum Pool Balance for the related Monthly Period		30,995,000,000.00

6a.	The aggregate amount of Collections of Principal Receivables received by Asset Pool One for the related Monthly Period		11,259,398,231.99

6b.	The aggregate amount of Collections of Principal Receivables allocated pursuant to Section 3.3 of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	83.37%	9,387,044,367.56

	TOTAL	83.37%	9,387,044,367.56

7a.	The aggregate amount of Collections of Finance Charge Receivables received by Asset Pool One for the related Monthly Period		609,738,164.27

	Collections of Discount Receivables included in 7a above		0.18

7b.	The aggregate amount of Collections of Finance Charge Receivables allocated pursuant to subsection 3.2(a) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	83.37%	508,343,259.80

	TOTAL	83.37%	508,343,259.80

8a.	The Asset Pool One Servicing Fee for the related Monthly Period		47,858,513.49

8b.	The Asset Pool One Servicing Fee allocated to each Series pursuant to subsection 3.4(b) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	83.37%	39,900,000.00

	TOTAL	83.37%	39,900,000.00

9a.	The Asset Pool One Default Amount for the related Monthly Period		77,710,158.06

9b.	The Asset Pool One Default Amount allocated to each Series pursuant to subsection 3.2(b) of the Asset Pool One Supplement for the related Monthly Period

	CHASEseries	83.37%	64,787,538.95

	TOTAL	83.37%	64,787,538.95

10.	Delinquencies as of the last day of the related Monthly Period	Number of Accounts	Amount of Receivables (1)	Percentage of Total Receivables

	30-59 days	22,198	132,266,242.81	0.34%
	60-89 days	13,894	95,728,887.78	0.25%
	90-119 days	11,220	79,221,386.14	0.20%
	120-149 days	9,659	73,054,664.89	0.19%
	150-179 days	9,365	74,494,590.41	0.19%
	180 or more days	117	607,342.00	0.00%
	TOTAL	66,453	455,373,114.03	1.17%

11.	Losses and Recoveries for the related Monthly Period

	Average Pool Balance (2)			38,286,810,788.62
	Gross Losses (3)			88,696,878.35
	Gross Losses as a Percentage of Average Pool Balance			2.78%
	Recoveries (4)			10,986,720.29
	Net Losses (5)			77,710,158.06
	Net Losses as a Percentage of Average Pool Balance			2.44%
	Number of Accounts Charged Off During the Monthly Period			14,050
	Average Net Loss Amount on Accounts Charged Off during the Monthly Period			5,530.97

12.	Change in Sponsor’s or affiliate’s interest in securities for the related Monthly Period

		As of Last Day of Previous Monthly Period		As of Last Day of Monthly Period
	CHASEseries Notes Held by the Sponsor or an Affiliate	Tranche	Amount	Tranche	Amount
		Class B (2010-03)	75,000,000.00	Class B (2010-03)	75,000,000.00
		Class B (2012-02)	1,000,000,000.00	Class B (2012-02)	1,000,000,000.00
		Class B (2013-01)	750,000,000.00	Class B (2013-01)	750,000,000.00
		Class B (2015-01)	750,000,000.00	Class B (2015-01)	750,000,000.00
		Class C (2010-03)	75,000,000.00	Class C (2010-03)	75,000,000.00
		Class C (2012-02)	1,000,000,000.00	Class C (2012-02)	1,000,000,000.00
		Class C (2013-01)	750,000,000.00	Class C (2013-01)	750,000,000.00
		Class C (2015-01)	750,000,000.00	Class C (2015-01)	750,000,000.00

			5,150,000,000.00		5,150,000,000.00

(1)	The amount of receivables reflected includes all principal, finance charge and fee amounts due from cardholders as of the date specified.

(2)	Average Pool Balance means “Asset Pool One Average Principal Balance” as defined in the Asset Pool One Supplement.

(3)	Gross Losses are charge-offs of principal receivables. Gross Losses do not include the amount of any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

(4)	Recoveries are amounts received on previously charged-off receivables during the related Monthly Period, and allocated to the issuing entity pro rata, based on the amount of gross losses in the issuing entity as a percentage of gross losses in the Servicer’s managed portfolio of credit card receivables for the related Monthly Period.

(5)	Net Losses are Gross Losses minus Recoveries. Net Losses do not include any reductions in principal receivables due to fraud, returned goods or customer disputes, the amount of which instead results in the reduction of the Asset Pool One Transferor Amount.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date April 13, 2016.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey
Executive Director